UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03931

CLIPPER FUND, INC.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Address of principal executive offices)

Ryan M. Charles
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Name and address of agent for service)

Registrant's telephone number, including area code: 520-806-7600
Date of fiscal year end: December 31, 2014
Date of reporting period: September 30, 2014

ITEM 1. SCHEDULE OF INVESTMENTS

CLIPPER FUNDSM	Schedule of Investments
September 30, 2014 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (97.97%)
CONSUMER DISCRETIONARY – (11.25%)
Consumer Services – (3.76%)
Las Vegas Sands Corp.	736,500	$45,817,665
Media – (2.97%)
Liberty Global PLC, Series C *	884,000	36,257,260
Retailing – (4.52%)
Amazon.com, Inc. *	171,200	55,201,728
	TOTAL CONSUMER DISCRETIONARY	137,276,653
CONSUMER STAPLES – (12.11%)
Food & Staples Retailing – (12.11%)
Costco Wholesale Corp.	871,791	109,252,848
Sysco Corp.	1,015,000	38,519,250
		147,772,098
	TOTAL CONSUMER STAPLES	147,772,098
ENERGY – (4.52%)
Canadian Natural Resources Ltd. (Canada)	223,504	8,680,895
Encana Corp. (Canada)	2,190,160	46,453,294
	TOTAL ENERGY	55,134,189
FINANCIALS – (43.59%)
Banks – (4.25%)
SKBHC Holdings LLC *(a)	2,076	9,748,912
Wells Fargo & Co.	811,300	42,082,131
		51,831,043
Diversified Financials – (32.88%)
Capital Markets – (12.96%)
Bank of New York Mellon Corp.	2,585,889	100,151,481
Charles Schwab Corp.	1,439,500	42,306,905
Julius Baer Group Ltd. (Switzerland)	349,130	15,670,075
		158,128,461
Consumer Finance – (7.90%)
American Express Co.	1,101,633	96,436,953
Diversified Financial Services – (12.02%)
Berkshire Hathaway Inc., Class A *	709	146,692,100
		401,257,514
Insurance – (6.46%)
Property & Casualty Insurance – (4.95%)
Markel Corp. *	94,960	60,408,804
Reinsurance – (1.51%)
Everest Re Group, Ltd.	113,500	18,388,135
		78,796,939
	TOTAL FINANCIALS	531,885,496
HEALTH CARE – (7.33%)
Health Care Equipment & Services – (7.33%)
Laboratory Corp. of America Holdings *	323,940	32,960,895
UnitedHealth Group Inc.	654,860	56,481,675
		89,442,570
	TOTAL HEALTH CARE	89,442,570
Information Technology – (14.63%)
Semiconductors & Semiconductor Equipment – (1.89%)
Texas Instruments Inc.	485,300	23,143,957

CLIPPER FUNDSM	Schedule of Investments - (Continued)
September 30, 2014 (Unaudited)

	Shares/Units/ Principal	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (CONTINUED)
Software & Services – (12.74%)
ASAC II L.P., Private Placement *(a)	24,200,000	$33,797,720
Google Inc., Class A *	60,000	35,304,600
Google Inc., Class C *	60,000	34,641,600
International Business Machines Corp.	193,500	36,732,105
Microsoft Corp.	322,729	14,961,717
		155,437,742
	TOTAL INFORMATION TECHNOLOGY	178,581,699
MATERIALS – (4.54%)
Lafarge S.A. (France)	769,600	55,425,928
	TOTAL MATERIALS	55,425,928
	TOTAL COMMON STOCK – (Identified cost $854,108,862)	1,195,518,633
SHORT-TERM INVESTMENTS – (1.39%)
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.01%, 10/01/14, dated 09/30/14, repurchase value of $6,417,002 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-7.50%, 01/23/15-04/20/44, total market value $6,545,340)	$6,417,000	6,417,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 0.00%, 10/01/14, dated 09/30/14, repurchase value of $6,999,000 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-6.00%, 09/20/29-08/20/44, total market value $7,138,980)	6,999,000	6,999,000
SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.09%, 10/01/14, dated 09/30/14, repurchase value of $3,500,009 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 1.88%-7.00%, 08/01/24-09/01/44, total market value $3,570,000)	3,500,000	3,500,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $16,916,000)	16,916,000
Total Investments – (99.36%) – (Identified cost $871,024,862) – (b)		1,212,434,633
Other Assets Less Liabilities – (0.64%)		7,820,761
	Net Assets – (100.00%)	$1,220,255,394

*	Non-Income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $43,546,632 or 3.57% of the Fund's net assets as of September 30, 2014.

(b)	Aggregate cost for federal income tax purposes is $870,871,847. At September 30, 2014 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation		$355,832,351
Unrealized depreciation		(14,269,565)
	Net unrealized appreciation	$341,562,786

CLIPPER FUNDSM	Schedule of Investments - (Continued)
September 30, 2014 (Unaudited)

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the closing bid price.  Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund's assets are valued.  Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Adviser"), the Fund's investment adviser, identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued using a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund's Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the continuing appropriateness of security valuations, the Adviser may compare prior day prices, prices of comparable securities, and sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source. Fair value determinations are subject to review, approval, and ratification by the Fund's Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined. Fair valuation standardized methodologies used by the Fund for equity securities include, but are not limited to, pricing securities by adjusting the value based on changes in an appropriate securities index and applying liquidity discounts. The Fund may also price partnerships by calculating the liquidation value of the investment on a daily basis using the closing price of the underlying stock and a waterfall schedule, which apportions the value of the partnership's interests based on the value of the net assets of the investment. A liquidity discount is then applied to the liquidation value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund's valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

CLIPPER FUNDSM	Schedule of Investments - (Continued)
September 30, 2014 (Unaudited)

Value Measurements - (Continued)

The following is a summary of the inputs used as of September 30, 2014 in valuing the Fund's investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Equity securities:
Consumer Discretionary	$137,276,653	$–	$–	$137,276,653
Consumer Staples	147,772,098	–	–	147,772,098
Energy	55,134,189	–	–	55,134,189
Financials	522,136,584	–	9,748,912	531,885,496
Health Care	89,442,570	–	–	89,442,570
Information Technology	144,783,979	–	33,797,720	178,581,699
Materials	55,425,928	–	–	55,425,928
Short-term securities	–	16,916,000	–	16,916,000
Total Investments	$1,151,972,001	$16,916,000	$43,546,632	$1,212,434,633

There were no transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the three months ended September 30, 2014.

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the three months ended September 30, 2014:

Investment Securities:
Beginning balance	$46,014,603
Change in unrealized appreciation (depreciation)	(2,467,971)
Ending balance	$43,546,632

Change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at September 30, 2014.	$(2,467,971)

There were no transfers of investments into or out of Level 3 of the fair value hierarchy during the period.

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

Assets Table

	Fair Value at	Valuation	Unobservable
Investments at Value	September 30, 2014	Technique	Input	Amount
Equity securities	$9,748,912	Index-based value adjustment with liquidity discount	Discount rate	25.00%

	33,797,720	Liquidation proceeds/Waterfall methodology based on underlying investment value, then applying liquidity discount	Discount rate	12.15%

The significant unobservable input used in the fair value measurement of equity securities is the discount rate, which, if changed, would affect the fair value of the Fund's investment. An increase in the discount rate would result in a decrease in the fair value of the investment.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

ITEM 2.  CONTROLS AND PROCEDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3.  EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CLIPPER FUND, INC.

By /s/ Kenneth C. Eich
   Kenneth C. Eich
   Principal Executive Officer

Date:  November 7, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
   Kenneth C. Eich
   Principal Executive Officer

Date:  November 7, 2014

By /s/ Douglas A. Haines
   Douglas A. Haines
   Principal Financial officer

Date:  November 7, 2014